Earnings per share (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Earnings per share
Net profit attributable to shareholders	$ 3,443	$ 1,100	$ 1,190
Adjustment for RSP dividends - Basic	(1)		(2)
Adjustment for RSP dividends - Diluted			(2)
Adjustment for potential dilution: Distributions to convertible loan capital holders	109	75
Adjusted net profit attributable to shareholders - Basic	3,442	1,100	1,188
Adjusted net profit attributable to shareholders - Diluted	$ 3,552	$ 1,175	$ 1,188
Weighted average number of ordinary shares on issue	3,644	3,612	3,579
Treasury shares (including RSP share rights)	(3)	(6)	(5)
Adjustment for potential dilution: Share-based payments	3	3	1
Adjustment for potential dilution: Convertible loan capital	468	325
Adjusted weighted average number of ordinary shares - Basic	3,641	3,606	3,574
Adjusted weighted average number of ordinary shares - Diluted	4,112	3,934	3,575
Earnings per ordinary share (cents) - Basic	$ 0.945	$ 0.305	$ 0.332
Earnings per ordinary share (cents) - Diluted	$ 0.864	$ 0.299	$ 0.332